April 10, 2006

VIA EDGAR AND OVERNIGHT DELIVERY

Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington, D.C. 20549-6010

Mail Stop 6010

Attention:	Mr. Jeffrey P. Riedler
Ms. Sonia Barros
Ms. Suzanne Hayes
Ms. Tabitha Akins
Mr. Oscar Young

Re:	Luna Innovations Incorporated
Registration Statement on Form S-1
File No. 333-131764
Initially filed on February 10, 2006

Ladies and Gentlemen:

On behalf of Luna Innovations Incorporated (the “Company”), we respectfully submit this letter in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter dated March 10, 2006, relating to the Company’s Registration Statement on Form S-1 (File No. 333-131764) filed with the Commission on February 10, 2006 (the “Registration Statement”).

The Company is concurrently filing via EDGAR Amendment No. 2 to the Registration Statement (“Amendment No. 2”), marked in accordance with Rule 310 of Regulation S-T. For the convenience of the Staff, we are supplementally providing marked copies, complete with exhibits, of Amendment No. 2. Please be advised that prior to receipt of your letter of March 10, 2006, we filed via EDGAR Amendment No. 1 to the Registration Statement (“Amendment No. 1”), which amendment was filed on March 6, 2006 solely for the purpose of submitting additional exhibits to the Registration Statement in connection with the Company’s request for confidential treatment of such additional exhibits.

In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company’s response thereto. Except as otherwise specifically

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April 10, 2006

indicated, page references in the Company’s response are to the corresponding page in Amendment No. 2. References to “we,” “our” or “us” mean the Company or its advisors, as the context may require.

General

1.	Please note, the comments on your confidential treatment request be delivered under separate cover.

RESPONSE TO COMMENT 1:

The Company understands that it will receive under separate cover any comments that the Staff may have regarding the Company’s confidential treatment request, which was filed with the Commission concurrently with Amendment No. 1 on March 6, 2006. The Company understands that the Commission will not consider a request for acceleration of effectiveness of the Registration Statement until the Company has resolved with the Staff any comments the Staff has with respect to the Company’s confidential treatment request.

2.	Your document contains industry terminology that is not commonly understood by persons outside your industry. This makes it difficult to understand your technology and your products. Examples of such terminology include, but are not limited to:

•	Polymers;

•	Nanomaterials;

•	Reagents;

•	Nanotechnology;

•	Integrated sensing solutions; and

•	Disruptive technology

Please revise to clarify the meaning of all terms that would not be commonly understood by persons outside your industry where they first appear in the document.

RESPONSE TO COMMENT 2:

The Company has revised the disclosure throughout the Registration Statement in accordance with the Staff’s comment. In most instances, the revised disclosure provides additional clarifying language to further explain the meaning of certain technical terms. Otherwise, industry terms have been replaced with commonly understood terminology or deleted if not material to an understanding of the Company’s business.

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April 10, 2006

Table of Contents

3.	We note your statement that you obtained the statistical data and industry forecasts from publicly available information and do not guarantee the accuracy or completeness of the information in the registration statements. Please delete this language. It is not appropriate to disclaim liability for any statements included in the registration statement.

RESPONSE TO COMMENT 3:

The Company has revised the disclosure on the table of contents of Amendment No. 2 in accordance with the Staff’s comment.

Summary

4.	Please revise your summary to present a more balanced view of your company. For example:

•	Balance the discussion of revenues with a corresponding discussion of your expenses;

•	Balances the discussion of your Growth Strategy with an equally prominent discussion of risks and obstacles you must overcome in implementing this strategy;

•	Disclose and quantify your losses for the nine month period ended September 30, 2005; and

•	Disclose your expectation that you will incur significant additional expenses as you expand your business.

RESPONSE TO COMMENT 4:

The Company has revised the disclosure at pages 1-3 of Amendment No. 2 in accordance with the Staff’s comment to provide a more balanced view of the Company, including a discussion of the Company’s expenses and disclosure of the Company’s net loss for the fiscal year ended December 31, 2005.

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Risk Factors, page 7

5.	Please delete the statement “Additional risks and uncertainties not presently known to us or that we currently deem immaterial may also impair our operations.” It is not appropriate to refer to other risks that are not disclosed.

RESPONSE TO COMMENT 5:

The Company has revised the disclosure at page 8 of Amendment No. 2 in accordance with the Staff’s comment.

We rely and will continue to rely on contract research for a significant portion of our revenues. Any decrease in these revenues, including Small Business Innovation Research, or SBIR, revenues, or our inability to continue to qualify for SBIR contracts and grants could adversely affect our business, page 8

6.	If the number or amount of contracts that provide for funding termination prior to expiration is material, please revise to quantify the percentage of your revenues that are derived from these contracts.

RESPONSE TO COMMENT 6:

The Company has revised the disclosure at page 9 of Amendment No. 2 in accordance with the Staff’s comment.

7.	Please disclose the possibility that the SBA may consider you to be under the control of Carilion Health System and therefore ineligible for SBIR contracts as a separate risk.

RESPONSE TO COMMENT 7:

The Company has revised the disclosure at page 10 of Amendment No. 2 in accordance with the Staff’s comment.

8.	Disclose the percentage of your outstanding equity held by Carilion Health System.

RESPONSE TO COMMENT 8:

The Company has revised the disclosure at page 10 of Amendment No. 2 in accordance with the Staff’s comment.

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Our failure to attract, train and retain skilled employees would adversely affect our business and operating results, page 16

9.	If you have experienced difficulties hiring or retaining employees, please describe these difficulties. Similarly, if you have reason to expect that you may experience difficulties due to shortages of qualified people or other reasons, please discuss these expectations and the conditions that create the expectations.

RESPONSE TO COMMENT 9:

The Company has revised the disclosure at page 17 of Amendment No. 2 to clarify that while the Company has not experienced to date material difficulties hiring or retaining skilled employees, the Company may experience difficulties in the future because of the combination of the Company’s growth strategy and the limited number of qualified personnel in highly specialized technical fields, such as nanomaterials manufacturing and innovative ultrasound technologies.

We have limited experience manufacturing our products in commercial quantities in a cost-effective manner, which could adversely impact our business, page 16

10.	Please describe how limited your experience in manufacturing products in commercial quantities is.

RESPONSE TO COMMENT 10:

The Company has revised the disclosure at page 18 of Amendment No. 2 in accordance with the Staff’s comment.

We depend on third party vendors for specialized components in our manufacturing operations, making us vulnerable to supply shortages and price fluctuations that harm our business, page 17

11.	Please identify sole source suppliers of materials that you consider material to your business.

RESPONSE TO COMMENT 11:

The Company has revised the disclosure at page 19 of Amendment No. 2 to clarify that although the Company does not have any sole source suppliers, there are a limited number of vendors capable of supplying the highly specialized components required by the Company in its business. The Company supplementally advises the Staff that it does not have sole source agreements with any of its vendors.

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12.	File supply agreements on which you are substantially dependent and include a discussion of the material terms of these agreements in the “Business” section.

RESPONSE TO COMMENT 12:

The Company supplementally advises the Staff that the Company has not entered into supply agreements with its vendors upon which the Company is substantially dependent and therefore has not filed any such agreements as exhibits under Item 601 of Regulation S-K.

Our nanotechnology-enabled products are new and may be, or may be perceived as being, harmful to human health or the environment, page 17

13.	To the extent that any of your products contain “certain chemicals” that are limited or prohibited by some countries, identify these products and the countries restricting or limiting their use.

RESPONSE TO COMMENT 13:

The Company has revised the disclosure at page 19 of Amendment No. 2 to clarify that its products do not contain chemicals that are currently known by the Company to be hazardous and subject to environmental regulation or subject to pending environmental regulation, but that it is possible that certain characteristics of nanomaterials that we plan to produce may cause our nanomaterials or nanotechnology-enabled products to be regulated in the future.

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Our independent auditors have identified material weaknesses and significant . . . . page 22

14.	Please disclose whether there were any material weaknesses or significant deficiencies related to policies and procedures that:

a.	pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect your transactions and dispositions of your assets;

b.	provide reasonable assurance that your receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and

c.	provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the financial statements.

RESPONSE TO COMMENT 14:

The Company has revised the disclosure at pages 23 and 24 of Amendment No. 2 to disclose that although it does not believe it has material weaknesses or significant deficiencies related to the policies and procedures noted in the Staff’s comment, the Company has not performed specific tests to determine its level of compliance with these principles. The Company intends to monitor those policies and procedures in connection with the establishment of its new systems of internal control.

15.	Please elaborate on your discussion of the steps that you are undertaking to improve your internal controls to describe the specific steps being undertaken to address each of the material weaknesses and significant deficiencies identified by your auditors. For example, please disclose the specific improvements you intend to make to your cutoff and accrual procedures.

RESPONSE TO COMMENT 15:

The Company has revised the disclosure at pages 23 and 24 of Amendment No. 2 in accordance with the Staff’s comment, including an expanded discussion of the Company’s new systems of internal control and a discussion of specific steps the Company has undertaken and plans to take to address each of the material weaknesses and significant deficiencies identified by its auditors.

The Company supplementally advises the Staff that because the Company is not an accelerated filer, its auditors were not engaged to, nor did they, perform an audit of the Company’s internal controls over financial reporting.

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New investors in our common stock will experience immediate and substantial dilution, page 19

16.	Please revise to explain that purchasers will pay $ but that net book value per share after the offering will be $ .

RESPONSE TO COMMENT 16:

The Company has revised the disclosure at page 21 of Amendment No. 2 in accordance with the Staff’s comment.

Use of Proceeds, page 25

17.	Please refer to Item 504 of Regulation S-K. You need to significantly expand the information included in the second paragraph of the discussion to identify the capital expenditures and corporate expense and the estimated amounts you will spend on each. Will you be using any of the proceeds to fund research and development projects, including development of Trimetasphere? If so, please identify the project, estimate the

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amount of funds you anticipate using and identify the stage of development you expect to achieve with these funds. You have stated that you expect to implement a strategy for expansion upon receiving the net proceeds from this offering. Please explain what is involved in implementing this expansion and provide an estimate of the costs involved. Disclose whether material amounts of additional funding will be necessary to achieve the purposes you have identified. If so, disclose the amounts of other funds that will be necessary and the sources you will obtain them from.

RESPONSE TO COMMENT 17:

The Company has revised the disclosure at pages 5 and 28 of Amendment No. 2 in accordance with the Staff’s comment to identify the principal uses of the net proceeds from the offering, and to clarify that the Company intends to implement its initial expansion plans by funding product candidates based on the Company’s nanomaterial and ultrasound technology platforms.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 31

18.	We note you are entitled to receive payments from Baker Hughes in connection with product sales beginning in 2007. Do they currently have sales? If you do not have an expectation that you will receive payments, then revise accordingly. Also, disclose when the right to receive payments based on their sales expires. Similarly, revise page 44.

RESPONSE TO COMMENT 18:

The Company has revised the disclosure in the fourth paragraph at page 36 of Amendment No. 2 to remove the reference to payments from Baker Hughes beginning in 2007. These payments are reflected in the revised disclosure in the second paragraph at page 37 of Amendment No. 2 as payment obligations of Luna Energy to Luna Technologies beginning in 2007 and expiring in 2017 under a Joint Cooperation Agreement by and between Luna Technologies, Inc. and Luna Energy, LLC (the “Joint Cooperation Agreement”). The Company supplementally advises the Staff that although Luna Energy has not yet sold products that would entitle the Company to royalty payments under the Joint Cooperation Agreement, the Company has received milestone payments under that agreement and is entitled to receive royalty payments from sales of products in the future. The Company has revised the disclosure at page 37 of Amendment No. 2 in order to clarify these points. The Company has also revised the disclosure at pages 37 and 58 of Amendment No. 2 to describe the material terms of the Joint Cooperation Agreement, which the Company is concurrently filing as an exhibit to Amendment No. 2.

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19.	We note that IHS Energy Group is required to pay up to an aggregate of $9.0 million based on a percentage of their sales from December 1, 2003 through November 30, 2008. Do they have any commercially available products? Do you expect to receive any payments in the future?

RESPONSE TO COMMENT 19:

The Company has revised the disclosure at page 36 of Amendment No. 2 to disclose that while Luna i-Monitoring has had moderate sales of commercial products to date, the Company does not anticipate that the amounts it may receive in the future from Luna i-Monitoring will be material to the Company’s business.

20.	Please revise the last paragraph on page 32 to clarify that you have no ownership interest in Luna Energy and that you acquired Luna Technologies in 2005 and operate it as your Luna Technologies division.

RESPONSE TO COMMENT 20:

The Company has revised the disclosure in the second paragraph at page 36 and the fifth paragraph at page 58 of Amendment No. 2 in accordance with the Staff’s comment.

21.	Do any of your licensing arrangements provide for royalty revenues? If so, please include this information in the description of revenues on page 33.

RESPONSE TO COMMENT 21:

The Company has revised the disclosure at pages 35-36 of Amendment No. 2 in accordance with the Staff’s comment.

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Critical Accounting Policies and Estimates, page 34

22.	As opposed to primarily repeating the text of the significant accounting polices you believe to be critical that can already be found in the notes to your consolidated financial statements, please revise your disclosures to focus on your critical accounting estimates and provide the information contemplated by Financial Reporting Codification Section 501.14 (FRC 501.14; Section V. of Financial Reporting Release 72, FR-72). For each of your critical accounting estimates, please discuss

a.	the estimate and the significant assumptions underlying the estimate;

b.	how you arrived at the estimate;

c.	how accurate the estimate/assumption has been in the past;

d.	how much the estimate/assumption has changed in the past; and,

e.	whether the estimate/assumption is reasonably likely to change in the future.

If the estimate/assumption is reasonably likely to change in the future and the effect of that change would be material, please provide qualitative and quantitative disclosures about this change and the effect it would have on your liquidity, financial position, and results of operations.

RESPONSE TO COMMENT 22:

The Company has revised the disclosure at pages 38-41 of Amendment No. 2 in accordance with the Staff’s comment.

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23.	Based on your existing disclosures, it is unclear whether the following are critical accounting estimates:

a.	for contract research revenue, the incurred and total project costs;

b.	for intellectual property license revenue, the fair value of various elements and whether VSOE of fair value is available;

c.	for deferred taxes, the estimates and assumptions used to assess the sufficiency of future taxable income; and,

d.	for stock-based compensation, the fair value of your common stock on the grant date.

To the extent you do not provide all of the disclosures required by FRC 501.14 for all of these items, please tell us why you do not believe those disclosures are necessary or why you do not believe that the estimate is critical. Regarding the fair value of your common stock, please also consider how that estimate would, at a minimum, affect:

•	your application of the treasury stock method in determining the weighted average shares outstanding in calculating diluted EPS;

•	whether the convertible promissory notes issued to Carilion included a beneficial conversion feature; and,

•	the value attributed to the Class B common stock issued to acquire Luna Technologies.

RESPONSE TO COMMENT 23:

The Company has revised the disclosure at pages 38-41 of Amendment No. 2 in accordance with the Staff’s comment.

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Results of Operations, page 36

Year Ended December 31, 2004 Compared to Year Ended December 31, 2003, page 37

24.	As required by FRC 501.04, please quantify the extent to which your contract research revenues increased due to: (a) the growth of your existing contract research versus (b) the increase in research contract volume resulting from your creation of your Luna nanoWorks division.

RESPONSE TO COMMENT 24:

The Company has revised the disclosure at page 42 of Amendment No. 2 in accordance with the Staff’s comment.

Business, page 41

25.	Throughout your registration statement, you have included statements about the size of the industry and your position in the industry. For example:

•	Statements included in the “Industry Background and Market Opportunity” discussion beginning on page 42 and

•	Your reputation for excellence and outstanding performance on Small Business Innovation Research contracts disclosed on page 46.

Please revise to identify your sources. Additionally, provide us with third party support for these statements. The supporting documentation should be marked to indicate the text supporting the statements.

RESPONSE TO COMMENT 25:

The Company has revised the disclosures in Amendment No. 2 in accordance with the Staff’s comment. In addition, supplemental source materials for such information have been provided in the exhibit volume included herewith.

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26.	Please describe all material terms of all agreements and arrangements upon which you are substantially dependent and title these agreements as exhibits. We specifically note the following agreements:

•	Trimetasphere nanomaterials license;

•	Joint cooperation agreement with Luna Energy; and

•	Relationships with federal laboratories, major research universities and industry leaders.

For each agreement, please disclose:

•	Each parties obligations, including, but not limited to, research and development funding obligations and obligations to defend patents;

•	Fees paid to date, including upfront payments, annual payments, royalties and milestone payments;

•	Aggregate potential milestone payments;

•	Existence of royalty provisions;

•	Term and termination provisions.

If you are not substantially dependent on any of the relationships and agreements noted, then provide us with an analysis supporting your determination,

RESPONSE TO COMMENT 26:

The Company supplementally advises the Staff that the Company filed its material license agreements, including the Trimetasphere nanomaterials license, with the Commission as exhibits to Amendment No. 1 on March 6, 2006 and concurrently requested confidential treatment with respect to certain terms of those agreements. To the extent the material terms of these agreements are not the subject of the Company’s confidential treatment request, the Company has revised the disclosure at pages 60-62 of Amendment No. 2 in accordance with the Staff’s comment. The Company is filing the Joint Cooperation Agreement with Luna Energy as an exhibit to Amendment No. 2. The Company has revised the disclosure at page 58 of Amendment No. 2 to provide additional detail with respect to the terms of this agreement in accordance with the Staff’s comment. The Company supplementally advises the Staff that its relationships with federal laboratories, major research universities and industry leaders are dispersed and in many cases are not reflected in any form of agreement. Given the broad and extensive nature of this network of relationships, the Company is not substantially dependent on any particular laboratory, university or other relationship.

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Products Group, page 47

27.	The information regarding Luna Advanced Systems Division, Luna nanoWorks Division and Luna Technologies Division. This discussion already appears on pages 41 and 42. Please revise to eliminate the redundancies within this section of the document.

RESPONSE TO COMMENT 27:

The Company has revised the disclosure at page 53 of Amendment No. 2 in accordance with the Staff’s comment.

28.	Please revise your product descriptions to clarify which products are currently available and which ones are in development.

RESPONSE TO COMMENT 28:

The Company has revised the disclosures at pages 53-55 of Amendment No. 2 in accordance with the Staff’s comment.

Intellectual Property, page 54

29.	Please revise to disclose when each group of patents expire.

RESPONSE TO COMMENT 29:

The Company has revised the disclosure at page 60 of Amendment No. 2 in accordance with the Staff’s comment.

30.	Clarify which patents are your patents and which patents you license from other parties.

RESPONSE TO COMMENT 30:

The Company has revised the disclosure at page 60 of Amendment No. 2 in accordance with the Staff’s comment.

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31.	For patents that you license from other parties, describe the material terms of the license, including, but not limited to payment provisions, the existence of royalty provisions, exclusivity provisions, obligations/rights to defend, and termination provisions. To the extent you are substantially dependent on the agreements, file them as exhibits.

RESPONSE TO COMMENT 31:

The Company supplementally advises the Staff that the Company filed its material license agreements with the Commission as exhibits to Amendment No. 1 on March 6, 2006 and concurrently requested confidential treatment with respect to certain terms of those agreements. To the extent the material terms of these agreements are not the subject of the Company’s confidential treatment request, the Company has revised the disclosure at pages 60-62 of Amendment No. 2 in accordance with the Staff’s comment.

Certain Relationships and Related Party Transactions, page 73

32.	Please revise the discussion of the Luna Acquisition to disclose the value of the shares issued.

RESPONSE TO COMMENT 32:

The Company supplementally advises the Staff that because there was no public market for its shares at the time of its acquisition of Luna Technologies, the number of shares of its nonvoting Class B Common Stock paid as consideration in the transaction was arrived at by negotiating a percentage of the financial ownership of the Company that the Luna Technologies stockholders would receive. As a result, the parties to the transaction did not assign a specific value to the shares issued in the transaction. The number of shares and percentage were determined by arms-length negotiations with the three largest stockholders of Luna Technologies prior to the acquisition. Subsequent to this transaction, the Company engaged an independent third-party appraiser, who estimated the value of Luna Technologies to be approximately $2.0 million as of September 30, 2005 and also estimated that the Company’s non-voting Class B Common Stock was valued at $0.92 per share on that date, or $948,735 for the 1,031,234 shares that were issued at closing. The independent third-party appraiser also estimated that the Company’s non-voting Class B Common Stock was valued at $0.93 per share on December 30, 2005, or $68,502 for the 73,658 shares that were released from escrow on that date.

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The Company has revised the disclosure at page 82 of Amendment No. 2 in order to clarify this disclosure.

33.	Please revise the discussion of the Carilion Health System financing transaction to describe the milestones that will trigger the additional $8.0 million investment.

RESPONSE TO COMMENT 33:

The Company supplementally advises the Staff that the milestones are no longer applicable because the Company and Carilion Health System agreed to terminate the milestones in connection with a $3.0 million equity investment and $5.0 million convertible debt investment by Carilion in December 2005. The Company has revised the disclosure at page 83 of Amendment No. 2 in order to clarify this disclosure.

34.	We note your obligation to disclose to Carilion Consolidated Laboratory technology developed which is likely to have an impact on the clinical laboratory industry at least sixty days before disclosing the technology to any third party for the purpose of commercialization. Do you have an obligation to offer Carilion the opportunity to participate in commercialization efforts? If not, please explain the purpose of your obligation to notify Carilion first.

RESPONSE TO COMMENT 34:

The Company supplementally advises the Staff that the Company does not have an obligation to offer either Carilion or the Carilion Consolidated Laboratory (“CCL”) the opportunity to participate in any commercialization efforts. The purpose of providing CCL with a limited right to review this technology is to allow CCL the opportunity to make a first offer to license or acquire this technology. The Company has revised the disclosure at page 83 of Amendment No. 2 in order to clarify this disclosure.

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Principal Stockholders, page 76

35.	Please revise to identify the person or persons with investment and voting control over the shares held by Carilion Health System.

RESPONSE TO COMMENT 35:

The Company has revised the disclosure at page 85 of Amendment No. 2 in accordance with the Staff’s comment.

Index to Financial Statements, page F-l

Luna Innovations Incorporated and Subsidiaries consolidated financial . . . , page F-2

Notes to consolidated financial statements, page F-7

1. Organization and Summary of Significant Accounting Policies, page F-7

36.	As the disclosures on pages 8 and 9 appear to indicate that you rely on major customers, please provide the disclosures required by paragraph 38 of SFAS 131.

RESPONSE TO COMMENT 36:

The Company has revised the disclosure in footnote 1 to its consolidated financial statements at page F-8 of Amendment No. 2 to discuss concentration of revenues with agencies of the U.S. government. Reference to and disclosure of its major customers is also included in footnote 15 to the Company’s consolidated financial statements at page F-25 of Amendment No. 2.

37.	Based on your discussion, on page 36, of changes in your operating expenses, it appears that you may have expensed costs related to the investment by Carilion and related to the acquisition of Luna Technologies. As such, please revise your disclosure to clearly indicate how you have accounted for those costs. If you did not account for the Carilion costs as a combination of deferred financing costs and offering costs that would reduce equity, please tell us why. If you did not include all of the Luna Technologies costs as part of the purchase price, please tell us why. To the extent both these costs were not direct and incremental to these transactions, please revise your disclosures to clarity that.

RESPONSE TO COMMENT 37:

The Company supplementally advises the Staff that the Company has reviewed its accounting to properly reflect application of accounting principles generally accepted in the

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United States (“GAAP”) as well as the rules of Regulation S-X promulgated by the Commission. Furthermore, as the required period for the Company’s consolidated financial statements has changed due to the passage of time, the previous discussion is no longer appropriate and has since been amended to reflect a discussion of the year ended December 31, 2005 as compared with the year ended December 31, 2004.

With regards to the Luna Technologies acquisition, the professional fees of approximately $81,000 directly related to the transaction have been included in the purchase price. This treatment is consistent with paragraph 24 of Statement of Financial Accounting Standards No. 141, Business Combinations.

The direct costs of approximately $75,000 relating to the August 5, 2005 equity financing with Carilion has appropriately been reflected as a reduction of the proceeds from the transaction in accordance with Staff Accounting Bulletin Topic 5a.

Although not reflected in the Company’s September 30, 2005 financial statements originally included in the Registration Statement, the December 30, 2005 investments by Carilion are now reflected in its financial statements as of December 31, 2005 as filed in Amendment No. 2. This financing transaction resulted in two separate accounting treatments based on the character of the proceeds as either a senior convertible promissory note or an equity investment. The allocation of direct costs of approximately $33,000 related to the December 30, 2005 Carilion transaction were based on the character of the proceeds received. The costs of $12,000 attributed to the equity investment of $3 million were accounted for as a reduction in proceeds. Direct costs of $21,000 attributable to the $5 million in senior convertible promissory notes issued in this transaction were accounted for as deferred financing costs and will be amortized over the initial term of the notes. As the notes were issued only one day prior to year end, amortization of such costs as of the December 31, 2005 financial statements was nominal.

38.	Please tell us how it is appropriate to consolidate those companies where you do not have a majority voting interest but are required to provide significant financing to fund their operations. While you disclosed that this is in accordance with FIN 46, your policy would not appear to be consistent with FIN 46(R), which has superseded FIN 46. In this regard, it does not appear that your policy considers whether: (a) those companies are variable interest entities; (b) you hold a variable interest in those entities; or, (c) you are the primary beneficiary. Otherwise, please revise your policy to be consistent with FIN 46(R).

RESPONSE TO COMMENT 38:

The Company supplementally advises the Staff that it does not rely on Financial Accounting Standards Board Interpretation No. 46(R) (“FIN 46(R)”), “Consolidation of Variable Interest Entities,” as the sole basis for consolidation of any of its investments. The Company’s

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consolidated financial statements include its wholly owned subsidiaries and any other entities in which the Company has a controlling financial interest. The Company’s policy is to consolidate all entities in which it owns more than 50% of the outstanding voting stock unless it does not control the entity. In accordance with FIN 46(R) as revised, the Company also consolidates any variable interest entities for which it is deemed to be the primary beneficiary. The Company has revised the disclosure at page F-7 of Amendment No. 2 to clarify its policy, in accordance with the Staff’s comment.

39.	For investments accounted for under the equity method, please revise your policy to clarify how limiting your share of net losses to your investment for or advances to those companies is consistent with paragraph 19(i) of APB 18. Based on your disclosure in the preceding paragraph, it appears that you may have less than majority voting interests in companies where you are required to provide significant financing to fund their operations. As such, to the extent you can exercise significant influence of those companies, it is unclear whether you have guaranteed the obligations of those companies or are otherwise committed to provide further financial support to those companies.

RESPONSE TO COMMENT 39:

Accounting Principles Board Opinion No. 18 (“APB 18”), paragraph 19, provides that “the investor ordinarily should discontinue applying the equity method when the investment and net advances is reduced to zero and should not provide for additional losses unless the investor has guaranteed obligations of the investee or is otherwise committed to provide further financial support for the investee.” The Company supplementally advises the Staff that it did not have commitments to provide further financial support or to guarantee the obligations to its equity method investments. At December 31, 2005, the Company no longer had any investments that were required to be accounted for under the equity method. However, the Company has revised its policy disclosure at page F-7 in note 1 in Amendment No. 2 to fully describe its accounting policy related to equity-method investments.

Regardless of voting rights, the Company continued to exercise significant influence over the affairs of its former equity-method investments in Luna Technologies despite sometimes controlling less than 20% of Luna Technologies’ outstanding shares. APB 18 requires that an investor have “the ability to exercise significant influence over the operating and financial policies of an investee.” Holding an interest of less than 20% establishes a rebuttable presumption that the investor does not have significant influence and the investment should be recorded at cost or fair value. However, APB 18’s requirement of significant influence can be otherwise established through representation on the board of directors, participation in policy-making, material intercompany transactions, or interchange of management personnel. In all of the Company’s equity-method investments, the Company’s Chairman and Chief Executive Officer, Dr. Kent A. Murphy, also serves as the Chairman of the Board of Directors of each investment. In many cases, the Company’s officers or

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employees also serve as officers or additional directors of the investment entity. Through these roles, the Company continues to actively influence the policies of these investees. In these circumstances, the Company believed equity method accounting was appropriate and would be appropriate should the Company own such investments in the future.

Contract Research Revenues, page F-7

40.	Please tell us how recognizing revenues on your fixed price contracts under the percentage of completion method complies with GAAP. Please note that service transactions are specifically excluded from the scope of SOP 81-1 by its footnote 1. In addition, please tell us why it is appropriate for you to recognize revenue based on what appears to be a proportional performance model, as opposed to on a completed performance model. In so doing, please describe the deliverables under the contract, how the customer realizes value under the contract, and how your recognition of revenue is the best indicator of your performance under the contract. Finally, please consider whether you should revise your policy.

RESPONSE TO COMMENT 40:

The Company supplementally advises the Staff that it recognizes contract research revenues under: time and material, firm fixed price and cost reimbursable contracts. For the fiscal years ending December 31, 2003, 2004 and 2005, revenues under firm fixed price contracts were approximately 27%, 25% and 25% of total revenues, respectively. Firm fixed price contracts that require the development of a working prototype are accounted for using the percentage-of-completion method in accordance with Statement of Position (“SOP”) 81-1. As such, the Company respectfully submits to the Staff that most of these contracts are included under the scope of SOP 81-1 as those “in which the seller agrees, to perform a service to the buyer’s specifications.” (paragraph .12). The Company submits that its contracts are similar to those contracts for products and services identified in paragraph .13 of SOP 81-1.

The Company notes that the percentage-of-completion method is preferable if the Company is able to make “reasonably dependable estimates” as to “the extent of the progress towards completion, contract revenues, and contract costs” (SOP 81-1, paragraph .23). In addition, the following conditions must generally be present as to the dependability of the estimates: 1) the contracts clearly define the rights of the parties as to the goods and services provided, the consideration to be exchanged, and the terms of settlement; and 2) each party can be expected to perform and satisfy their obligations under the contract. Alternatively, the completed-contract method should be used when “estimates cannot meet the criteria for reasonably dependability...” according to SOP 81-1, paragraph .32. The Company and its engineering staff have substantial experience in performing and preparing cost estimates under firm fixed price contracts. As such, the Company’s management believes that its costs estimating system can produce reasonably dependable estimates to measure progress toward completion. Given the Company’s position that all of its contracts can be estimated with reasonable dependability, the Company applies the percentage-of-completion method of revenue recognition for contract research services.

Securities and Exchange Commission

April 10, 2006

Certain of the Company’s fixed price research contracts involve the delivery of only research reports. Often times, the Company is required to provide one or two interim reports and a final report at the conclusion of the project. The final report is generally a culmination of the Company’s interim findings. As such, the Company has determined that the proportional performance model described in Staff Accounting Bulleting 104, “Revenue Recognition,” is the best method in measuring the satisfaction of its obligations to the customer under those arrangements.

The Company has revised the disclosure in footnote 1 of the consolidated financial statements at pages F-7 and F-8 of Amendment No. 2 to provide better transparency to the Company’s revenue recognition policy.

Research and Development Costs, page F-9

41.	Please disclose the total research and development costs expensed in each period presented, as required by paragraph 13 of SFAS 2.

RESPONSE TO COMMENT 41:

The Company notes that research and development costs that are incurred in connection with activities conducted for others under a contractual arrangement are outside the scope of SFAS No. 2. Nearly all of the Company’s research and development efforts relate to its contract research services, and such costs are recognized as an element of its Cost of Revenues. From time to time, the Company will perform research and development that is not otherwise related to a contract. As such, the Company has revised the disclosure in note 1 of the consolidated financial statements at page F-9 of Amendment No. 2 to include non-customer related research and development expense for the years ended December 31, 2003, 2004 and 2005.

Valuation of Long-Lived Assets, page F-9

42.	Please revise your policy to discuss the two-step process of how you determine whether an impairment exists and then measure the impairment, consistent with SFAS 144. Your existing policy appears to only address the measurement step.

RESPONSE TO COMMENT 42:

The Company has revised the disclosure at page F-9 of Amendment No. 2 in accordance with the Staff’s comment.

Securities and Exchange Commission

April 10, 2006

Inventory, page F-9

43.	Please discuss whether and how you allow for slow-moving or obsolete inventory.

RESPONSE TO COMMENT 43:

The Company supplementally advises the Staff that it reviews its inventory on hand on a regular basis to determine if usage or sales history supports maintaining inventory values at full cost, or if it is necessary to record a provision for slow moving and obsolete inventory based primarily on estimated forecasts of product demand and production requirements for the subsequent periods. The effects of slow moving and obsolete inventory historically have not been significant. The Company has revised the disclosure in note 1 of the consolidated financial statements at page F-12 of Amendment No. 2 to disclose the Company’s policy for establishing inventory reserves.

Net Income (Loss) Per Share, page F-9

44.	As you have issued convertible securities after the date of these financial statements, please ensure that you also discuss the extent to which you use the if-converted method, as you would presumably no longer only use the treasury stock method to determine the number of additional common stock equivalents.

RESPONSE TO COMMENT 44:

The Company has included in Amendment No. 2 audited financial statements for the year ended December 31, 2005. The Company has verified that its disclosures are consistent with the Staff’s comment and supplementally advises the Staff that the Company has not issued any convertible promissory notes after the date of these financial statements.

Securities and Exchange Commission

April 10, 2006

45.	As required by paragraph 40(c) of SFAS 128, please disclose all potentially dilutive securities that were not included in the computation of diluted EPS because they were antidilutive, not just those that were antidilutive in period where you had a net loss. In addition, regarding 2003, please tell us why there were only 110,575 common stock equivalents included in calculating diluted EPS. In so doing, please address that (a) the disclosures on page F-19 indicate that there were at least 48,072,198 options outstanding at the beginning of 2003 and that another 6,491,736 options were granted during 2003 and (b) the disclosures on page F-l8 and F-19 appear to indicate that the 50,451,057 options cancelled during 2003 may not have been cancelled until at least August 2003, when the 1999 plan was terminated. Furthermore, regarding 2004, please tell us why the number of common stock equivalents included in calculating diluted EPS increased, even though the disclosures on page F-19 do not indicate a comparable increase in the number of options outstanding during 2004 over 2003. Finally, please consider revising your disclosures to address these questions.

RESPONSE TO COMMENT 45:

The Company has included in Amendment No. 2 audited consolidated financial statements for the year ended December 31, 2005. The Company has revised the prior disclosure and has verified that its current disclosures are consistent with the Staff’s comment to disclose all potentially dilutive securities in the computation of EPS. The Company supplementally advises the Staff that only 110,575 common stock equivalents were included in the determination of EPS for 2003, as discussed in note 9, primarily due to the fact that options to purchase shares of the Company’s Class A Common Stock outstanding immediately prior to the option exchange had exercise prices greater than the underlying fair value of the Class A Common Stock. As a result, the options to purchase Class A Common Stock would have been antidilutive to the EPS calculation. Additionally, options to purchase 4,115,001 shares of the Company’s Class B Common Stock were issued under the 2003 Stock Plan between August and December 2003 at $0.20 per share when the fair value of the Company’s Class B Common Stock was also $0.20. Since the exercise price of these options was equal to the fair value of the underlying stock, the treasury stock method yielded no incremental unit value. Lastly, the increase in common stock equivalents for 2004 is attributed to the impact of the increase in the average fair value of the Company’s Class B Common Stock over this period when computing incremental shares under the treasury stock method.

Securities and Exchange Commission

April 10, 2006

Recent Accounting Pronouncements, page F-l1

46.	Please revise your disclosures about SFAS 123(R) to:

a.	describe the transition methods allowed under SFAS 123(R) and the method that you adopted as of January 1, 2006;

b.	explain the extent to which your compensation expense will also be dependent upon more than just grants of new share-based payments (such as the effect of vesting or modification of existing stock options);

c.	clarify the extent to which you intend to continue using stock options as a means of compensating your employees;

d.	indicate the extent to which you have already granted new share-based payments in 2006, such as those grants disclosed on page 4;

e.	discuss the extent to which you may already be obligated to grant new share-based payments, such as under the terms of the employment agreements noted on page 72; and,

f.	elaborate on the extent of the material effect on your results of operations.

The above disclosures would appear consistent with the ones contemplated in our Interpretative Response to Question 2 of SEC Staff Accounting Bulletin Topic 11M (SAB 74). Regarding (c), please consider that you disclosed, on page 23, that you rely heavily on stock options to motivate existing employees and to attract new employees and that, if you were to reduce your use of stock options, it may be more difficult for you to attract and retain qualified employees. For (f), if the effect is not known or reasonably estimable, please disclose that fact and why,

RESPONSE TO COMMENT 46:

The Company has revised the disclosure at pages F-11 and F-12 of Amendment No. 2 in accordance with the Staff’s comment.

Securities and Exchange Commission

April 10, 2006

Intangible Assets, page F-13

47.	In light of the amount of estimated aggregate amortization expense to be recognized after December 31, 2009, please clarify how your intangible assets are being amortized over a period of five years, as is disclosed on page F-9.

RESPONSE TO COMMENT 47:

The Company has revised the disclosure in footnote 4 of the consolidated financial statements at page F-13 of Amendment No. 2 to correct an error in the five-year table. As reflected in our revised note disclosure, the carrying amount of the Company’s intangible assets is fully amortized after five years.

5. Investment in Affiliates, page F-13

Luna Technologies, page F-13

48.	Please tell us how you were able to exercise significant influence over Luna Technologies, after your ownership percentage was diluted below 20%.

RESPONSE TO COMMENT 48:

The Company supplementally advises the Staff that it individually held approximately 7.0% of the shares of Luna Technologies as of September 30, 2005. In addition to the shares held directly by the Company, certain of the Company’s officers, employees and major stockholders also held a 4% interest in Luna Technologies.

The Company continued to exercise significant influence over the affairs of Luna Technologies despite controlling less than 20% of Luna Technologies’s outstanding shares. Accounting Principles Board Opinion No. 18 (“APB 18”) requires that an investor have “the ability to exercise significant influence over the operating and financial policies of an investee in order to use the equity-method.” Holding an interest of less than 20% establishes a rebuttable presumption that the investor does not have significant influence and the investment should be recorded at cost or fair value rather than as an equity-method investment. However, APB 18’s requirement of significant influence can be otherwise established through representation on the board of directors, participation in policy-making, material intercompany transactions, or interchange of management personnel. Prior to the Company’s acquisition of Luna Technologies, the Company’s Chairman and Chief Executive Officer, Dr. Kent A. Murphy, also served as the Chairman of the Board of Directors of Luna

Securities and Exchange Commission

April 10, 2006

Technologies. In addition another of the Company’s founding stockholders also served on the Luna Technologies Board of Directors, and certain of the Company’s officers also served as officers of Luna Technologies. Through these roles, the Company continued to actively influence the policies of Luna Technologies. Given this significant influence over the operations of Luna Technologies, the Company respectfully submits to the Staff that it is appropriate under the provisions of APB 18 to account for Luna Technologies as an equity-method investment immediately prior to the completion of its acquisition by the Company.

49.	It did not appear that you provided all of the disclosures about the acquisition of Luna Technologies that were required to be included in your interim financial statements. In particular, we did not note that you provided the disclosures required by paragraphs 58(a) (paragraphs 51 (b) and 51 (c)) and 58(b) of SFAS 141. When you update your financial statements through December 31, 2005, please ensure you provide all of the disclosures required by SFAS 141.

RESPONSE TO COMMENT 49:

The Company has revised the disclosure at pages F-14 and F-15 of Amendment No. 2 in accordance with the Staff’s comment to conform to the disclosure requirements set forth in paragraphs 51 through 55 of SFAS 141.

Luna Energy, page F-15

50.	As part of the up-front payment received from BHI appears to have related to their purchase of an equity interest in Luna Energy, please clarify for us how the whole transaction constituted a revenue arrangement with multiple deliverables within the scope of EITF 00-21. In so doing, please consider paragraph 4 and tell us the extent to which you believe higher-level literature provides guidance on separating the deliverables and the allocation of the payment to the deliverables.

RESPONSE TO COMMENT 50:

The Company notes that although the mechanics of the Luna Energy LLC (“Luna Energy”) transaction involved up-front payment to the Company of $10 million as consideration for licensing rights and an ownership interest of approximately 40% of Luna Energy LLC, the transaction when evaluated as a whole was essentially an arrangement to license technology to Baker Hughes Oilfield Operations, Inc. (“BHI”). By way of background, the Company formed Luna Energy on February 12, 2002, and transferred certain proprietary fiber optic technology (“Existing IP”) into Luna Energy. On February 19, 2002, the Company entered into a Purchase and Sale Agreement with BHI, whereby BHI purchased a 40% stake in Luna Energy for $8 million and $2 million for perpetual worldwide non-exclusive rights to use the Existing IP.

Securities and Exchange Commission

April 10, 2006

Concurrent with the Purchase and Sale agreement, the Company and Luna Energy entered into a research and development agreement whereby the Company agreed to oversee the development of additional technology (“New IP”) and in exchange was entitled to receive an additional $8 million payable in four installments upon completion of certain milestones.

BHI received exclusive rights to all New IP developed by Luna Energy and the Company for the life of the IP, and was required to provide quarterly funding aggregating to $12 million during the 12 consecutive calendar quarters following the date of the Purchase and Sale agreement. BHI was in essence required to provide all of the working capital for Luna Energy. From a practical standpoint, Luna Energy was tasked with achieving each of the milestones, however, the Company was contractually bound to ensure that Luna Energy used its best efforts to meet each of the milestones and was required to provide to technical support if necessary to ensure the achievement of each milestone.

We reviewed the guidance in paragraph 4 of EITF 00-21, Revenue Arrangements with Multiple Deliverables in determining the proper accounting for this transaction. We do not believe there is more authoritative guidance on the topic of separating deliverables and the allocation of the payment to the deliverables. As such EITF 00-21 requires such arrangements to be broken down into separate units of accounting based upon objective and reliable evidence of fair value of the deliverables. Consistent with paragraph 2 of EITF 00-21, separate contracts with the same entity or related parties that are entered into at or near the same time are presumed to have been negotiated as a package and should, therefore, be evaluated as a single arrangement in considering whether there are one or more units of accounting.

In the Luna Energy transaction, the Company entered into a Purchase and Sale Agreement, a Technology Transfer Agreement, a Research and Development Agreement, and a licensing arrangement covering both Existing IP and the New IP that was to be developed in accordance with the contract milestones. These agreements were negotiated and executed in contemplation of each other and were viewed as one arrangement by both the Company and BHI. As noted above, the Company received an up-front payment of $8 million for a 40% interest in Luna Energy, a $2 million payment for licensing rights to Existing IP, and payments aggregating $8 million for the development of New IP.

Luna Energy was incorporated just days before the Purchase and Sale Agreement with BHI and was established as a means of creating an entity to hold licensing rights to the Existing IP and had no other assets or operations. Additionally, the IP that was licensed to Luna Energy was never sold or licensed to another party prior to this transaction and, as a result, there was no objective and reliable evidence of fair value. We concluded that the payment for the 40% equity interest in Luna Energy lacked substance and was in essence additional consideration for licensing the IP. As such it was appropriate to aggregate the $8 million up-front payment and the $2 million license fee for purposes of applying the guidance in EITF 00-21.

Securities and Exchange Commission

April 10, 2006

51.	Please describe the approval rights that BHI had been given, which gave them substantive participation in the operations of Luna Energy, and correlate those approval rights to the substantive participating rights described in EITF 96-16.

RESPONSE TO COMMENT 51:

The Company has revised the disclosure in note 5 of the consolidated financial statements at page F-16 of Amendment No. 2 to describe the approval rights granted to BHI, which are considered to be substantive participating rights within the context of EITF 96-16.

52.	Please disclose how you accounted for the non-refundable payment you received when BHI acquired all of your remaining equity interest in Luna Energy. Please tell us why your accounting is appropriate.

RESPONSE TO COMMENT 52:

The Company has revised the disclosure in note 5 of the consolidated financial statements at page F-16 of Amendment No. 2 to describe the accounting for the final non-refundable payment. As previously discussed, the substance of the transaction with BHI was a licensing arrangement for certain fiber optic technology. As such, the Company believes that the final payment was for the purchase of the intellectual property rights related to each technology. Since the Company had no further obligation to BHI or Luna Energy upon receipt of the final payment, the Company believed it was appropriate to recognize revenue at that time.

8. Income Taxes, page F-16

53.	Please clarify how you can realize a benefit from nondeductible subsidiary losses.

RESPONSE TO COMMENT 53:

The Company has amended its disclosure in Note 8 at page F-18 of Amendment No. 2 to properly include such amount as part of the change in the valuation allowance.

Securities and Exchange Commission

April 10, 2006

54.	Please explain to us why it is appropriate to have established a full valuation allowance against the benefit of the research and development credits. In so doing, please tell us why you believe that it is more likely than not, as contemplated by paragraph 17(e) of SFAS 109, that you will not realize the benefit and address the following:

a.	you reported consolidated GAAP net income of $ 1,132,274 for 2003 and $4,056,182 for 2004, while reporting a consolidated GAAP net loss of just $268,537 for the nine months ended September 30, 2005;

b.	your net operating loss carryforwards as of December 31, 2004 were only $19,064; and,

c.	you disclosed that the credits expire at varying dates through 2025.

RESPONSE TO COMMENT 54:

The Company advises the Staff that it has revised its disclosure on page F-18 and F-19 of Amendment No. 2 to address the Staff comment.

The Company affirms the Staff’s comment that it generated net income for the years ended December 31, 2003 and 2004. However, as noted in the Company’s financial statements presented in Amendment No. 2, the Company incurred net losses of over $1.9 million for the year ended December 31, 2005. The positive earnings during the years ended December 31, 2003 and 2004 were attributable to the revenue earned under the Luna Energy licensing arrangement, through which the Company received nearly $19.0 million in licensing revenue, which was recognized for book purposes over three years. The Company considers the Luna Energy arrangement to be a unique and non-recurring revenue event. While the Company’s contract research revenue historically has been profitable, its business model has changed to focus more on the sale of its proprietary technology and products. Expenditures that the Company has made in order to refocus its business have created net operating losses in 2004 and 2005. The Company’s expectation is that 2006 will also result in additional net operating losses before it returns to profitability in 2007. As a result the Company has evaluated the need for a valuation allowance in light of these changes. The Company advises the Staff that it has revised its valuation allowance against that portion of its deferred tax asset for which it was unable to conclude that it was more likely than not that such amount would be recovered without substantial reliance on projected future taxable income. In making this assessment, the Company considered future reversals of existing temporary differences, taxable income in prior carryback years provided that the law permits such a carryback, and future projections of taxable income exclusive of reversing differences and carryforwards.

Securities and Exchange Commission

April 10, 2006

With respect to the time available to exercise the credits, the Company affirms that these credits expire as late as 2025. However, given the Company’s expected profitability in the near term, the Company does not believe this factor is sufficiently significant evidence to change the position of the Company that the benefit of these research and development tax credits are more likely than not unrealizable at this time.

The Company’s management will continue to evaluate this valuation allowance on an ongoing basis taking into consideration new events which may provide further evidence as to its appropriateness. The Company however believes that its current assessment of the valuation allowance for benefit of the research and development credits noted in the Staff’s comment is appropriate under the circumstances and known evidence.

Securities and Exchange Commission

April 10, 2006

9. Stockholders’ Equity, page F-17

55.	Please provide us with an analysis of how, upon the issuance of equity or other instruments that could be exercised or converted into common stock, you determined the fair value of the underlying common stock. In addition, please disclose the following information, in chronological order, for each equity or other instrument since December 31, 2004 through the date of your response:

a.	Date of each issuance or transaction;

b.	Number of shares issued or issuable upon exercise or conversion;

c.	Purchase price or exercise price per share;

d.	Any restrictions or vesting terms;

e.	Management’s estimate of the per share fair value of the instrument and, if different, the underlying common stock and the significant factors, assumptions and methodologies used in determining the estimate;

f.	A discussion of each significant factors contributing to the difference between the fair value of the underlying common stock as of (1) the issuance date and (2) each of the following dates:

•	September 30, 2005, apparently as of when a third party appraisal firm valued your Class B common stock at $0.92 per share;

•	the date of your response; and,

•	the date when you have a reasonable estimate of the IPO price.

g.	The expense or other charge recognized in each period presented;

h.	The valuation alternative selected and, if appropriate, the reason management chose not to obtain a contemporaneous valuation by an unrelated valuation specialist.

i.	The nature of the relationship between the company and the recipient, including whether the recipient was a related party or an unrelated third party; and,

j.	The nature and terms of any concurrent transactions with the recipient.

Securities and Exchange Commission

April 10, 2006

RESPONSE TO COMMENT 55:

Summary

In response to the Staff’s comment, the Company is providing the following information for the Staff’s consideration in connection with the Company’s pricing of stock option grants made during the period from December 31, 2004 through the date of this letter (the “Review Period”).

Included within the response to this comment is a tabular presentation under the caption “Reassessment Analysis” that summarizes all equity awards granted to employees of the Company during the Review Period. All of the stock options listed in the table were granted with an exercise price equal to the then-current fair value of the Company’s Class B Common Stock, as determined in good faith by the Company’s Board of Directors (the “Board”) at the time of each grant. The Class B Common Stock does not have voting rights. As discussed below, the Board determined the value of the non-voting Class B Common Stock based upon consideration of a number of factors, including the Company’s historical and projected financial results, the risks facing the Company, the non-voting status of the Class B Common Stock and the lack of liquidity and lack of available market for the Company’s non-voting Class B Common Stock. Beginning in October 2005, the Board also obtained independent third-party valuation reports addressing the fair value of the Company’s non-voting Class B Common Stock at various points in time during the Review Period. Throughout the Review Period, at least half of the Board was comprised of non-officer directors with relevant experience relating to technology companies and the issues surrounding the valuations of securities of technology companies. The Company believes that the composition of the Board, the Board’s cumulative knowledge and experience, and the quality of the available evidence at the time of the grants resulted in an unbiased view of stock value and produced a fair valuation of the Company’s non-voting Class B Common Stock at the time the equity awards were granted.

More recently, however, in connection with the preparation of the financial statements necessary for the filing of the Registration Statement, the Company reevaluated the stock options granted during the Review Period. With the benefit of hindsight and after analysis of relevant factors, including the use of an independent third-party valuation specialist, the Company reconsidered whether certain of the stock options granted during the Review Period contained a compensatory expense element that should be recorded within the Company’s financial statements. As a result of this reassessment, the Company concluded that additional compensation expense should be recorded for stock options granted during the Review Period. This analysis is discussed in further detail in the “Reassessment Analysis” section below.

After consideration of all pertinent facts as outlined in this response to the Staff’s comment, the Company has recorded an aggregate of approximately $422 thousand in stock-based compensation expense for stock options granted during the Review Period. Approximately $93 thousand of this amount has been

Securities and Exchange Commission

April 10, 2006

expensed in fiscal year 2005, representing the stock-based compensation for stock options vesting in fiscal year 2005. The Company expects to expense approximately $151 thousand in fiscal year 2006, with the remaining $178 thousand to be expensed in fiscal years 2007, 2008 and 2009. For stock options granted prior to January 1, 2006, the Company amortizes deferred stock-based compensation on a straight-line method over the related vesting period of the awards taking into account estimated forfeited awards.

Effective January 1, 2006, the Company adopted Financial Accounting Standards No. 123R, Share Based Payment (SFAS No. 123R) using the modified prospective transition method. Under such transition method, the Company’s financial statements for periods prior to January 1, 2006 will not be restated. However, new awards and awards modified, repurchased or cancelled after January 1, 2006 will trigger compensation expense based on the fair value of the stock option as determined by an option pricing model. The Company will amortize stock-based compensation for such awards on a straight-line method over the related service period of the awards taking into account the effects of the employees’ expected exercise and post-vesting employment termination behavior.

Key Valuation Considerations at the Time of the Grant

In determining the fair value of the Company’s non-voting Class B Common Stock at the time an equity award was granted to an employee, the Board exercised its reasonable judgment in good faith based on a review of all material factors it believed relevant to the valuation. The Board believed that the per share exercise price for the shares of non-voting Class B Common Stock underlying each award represented the fair value of the Company’s non-voting Class B Common Stock at the time of grant. The significant factors, assumptions and methodologies used in determining fair value during the Review Period are discussed below.

1.	Actual and Projected Financial Results. At the time of each grant by the Board, the Board considered both the current financial status of the Company as well as the projected future operations of the Company and marketplace transactions within the Company’s industry in making its assessment of the fair value of shares of non-voting Class B Common Stock.

2.	Liquidity and Control Discounts of the Non-Voting Class B Common Stock. At the time of the respective option grants during the Review Period, the Board considered the fact that the shares underlying the options were not registered for resale under the federal and state securities laws and thus had limited transferability and liquidity. Beginning in August 2005, the Company’s Class B Common Stock was also subject to certain contractual restrictions on transfer under the Right of First Refusal, Co-Sale and Voting Agreement by and between the Company and Carilion Health System dated August 2, 2005. Such lack of liquidity has a direct impact on the fair value of the underlying shares of the Company’s non-voting Class B Common Stock. The Board also considered the fact that the shares underlying the options granted were non-voting shares and thus lacked the ability to effect any control over the Company, even if all such shares were aggregated.

Securities and Exchange Commission

April 10, 2006

3.	Lack of Market Transaction Activity. The Board believed that the Company’s financial position had grown only moderately based on regular operations and determined there was no material justification to increase the assessed fair value until the occurrence of certain transactions in the third and fourth quarters of 2005.

4.	Independent Valuation Specialist. Given the significant events that were occurring in 2005, the Board engaged an independent valuation specialist, ClawsonGroup (“Clawson”), to assess the value of the Company’s non-voting Class B Common Stock in order to provide the Board with additional and independent evidence of the fair value of the Company’s equity. The Company advises the Staff that a copy of Clawson’s curriculum vitae has been provided supplementally with this letter. Clawson’s initial reports, each dated as of October 28, 2005, assessed the value of the Company at January 1, 2005 (the “January Report”), June 30, 2005 (the “June Report”) and September 30, 2005 (the “September Report”). These assessments concluded that the fair value of the Company’s non-voting Class B Common Stock at January 1, 2005, June 30, 2005 and September 30, 2005 was $0.33, $0.46 and $0.92, respectively. The Board considered these reports when re-evaluating whether stock options to be granted were at an appropriate exercise price. The Board also granted stock options in the fourth quarter 2005 at a value higher than the valuation arrived at in the September Report in part because of timing differences between September 30, 2005 and the date at which such options were granted. The Board continued to engage Clawson to provide further valuation on a quarterly basis thereafter. Clawson delivered its most recent report on January 27, 2006, which identified the fair value of the Company’s non-voting Class B Common Stock at December 31, 2005 (the “December Report,” and together with the January Report, the June Report and the September Report, the “Reports”) as $0.93, which represent a slight increase from the valuation at September 30, 2005.

Reports of Independent Valuation Specialist

In all of the Reports, Clawson considered a number of generally accepted valuation methods to value the Company’s Class B Common Stock including: (i) analysis of the income and cash flow capability of the Company (the “Income Method”), (ii) comparative analysis of other arms-length transactions of equivalent size and structure to the Company, and (iii) analysis of the value of the Company’s underlying net assets. Clawson relied primarily on approaches under the Income Method as its means of valuing the Company in part because it deemed that there were insufficient comparable transactions on which to value the Company using the methods identified in clause (ii) above. Under the Income Method, Clawson considered the value of the Company’s existing business and the prospect for new technology developed by the Company as well as the revenues that could be generated therefrom. Using this approach, Clawson determined the valuation of one share of the Company’s non-voting Class B Common Stock for each of the Report dates.

Securities and Exchange Commission

April 10, 2006

In each of the Reports, once Clawson derived a valuation for one share of the Company’s non-voting Class B Common Stock, Clawson applied a 20% marketability discount factor to reflect the illiquid nature of an investment in equity securities of a private company. The 20% marketability discount is based on three different pre-IPO liquidity discount studies. Clawson determined the appropriate discount based on private companies with comparable earnings. In each of the Reports, Clawson also then applied a 25% minority interest discount to the shares of the Company’s non-voting Class B Common Stock given that such shares lack voting rights and, assuming exercise of the stock options, would be held by a large number of individuals, each of whom represent only a minority interest.

For the September Report and the December Report, Clawson also reconciled the valuation of the Company’s non-voting Class B Common Stock with the $2.65 per share paid by Carilion Health System (“Carilion”) for the Company’s voting Class C Common Stock in arms-length investment transactions in August and December of 2005. Clawson considered various factors of control and marketability in determining that the increased price paid by Carilion for the Company’s voting Class C Common Stock was reasonable and then reconciling the price paid for the Class C Common Stock to the valuation of the Company’s non-voting Class B Common Stock. For example, a substantial component of the value of the shares sold to Carilion was due to premiums created by various substantial voting and consent rights. Other considerations included the fact that Carilion possessed a large block of voting shares as well as certain registration rights for its shares.

For all grants subsequent to the date the Company received the September Report, the Board determined the fair value of the non-voting Class B Common Stock shares to be $1.00,

Securities and Exchange Commission

April 10, 2006

which was slightly higher than the value ascribed to the shares in the September Report and the December Report.

A summary of Clawson’s valuation reports is as follows:

Report	Date of Delivery to the Board	Date of Valuation	Valuation of One Share of Company’s Class B Common Stock
January	October 28, 2005	January, 1, 2005	$0.33
June	October 28, 2005	June 30, 2005	$0.46
September	October 28, 2005	September 30, 2005	$0.92
December	January 27, 2006	December 31, 2005	$0.93

Given the total mix of information presented to the Board, both at the time of and following the dates of the relevant stock option grants, the Board believes it made unbiased, fair and reasonable assessments of the fair value of the Company’s non-voting Class B Stock at the time of the respective grants. However, as noted above, the valuations prepared by Clawson for January 1, 2005 and June 30, 2005 were both greater than the fair value previously determined by the Board during the same timeframe. In light of this variance, the Board undertook a reevaluation of the fair value of the non-voting Class B stock on those dates and directed management to reevaluate the amount of expense recorded for stock options granted during the Review Period in the context of the revised valuations. The effects of this retrospective reassessment analysis are summarized below.

Reassessment Analysis

In reassessing its valuation of the non-voting Class B Common Stock in the context of the Clawson reports, the Board considered a number of factors, including:

a)	Lack of Liquidity. The stock option grants involved illiquid securities in a private company, and there was no resale market for the Company’s non-voting Class B Common Stock. Prior to the third quarter of 2005, the Board had not considered an initial public offering occurring proximate to the time of the grants that would create a market for those shares. However, beginning with option grants in November 2005, which were the first grants after the Company

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April 10, 2006

commenced steps to undertake its public offering, the Board considered for the first time the potential near-term market liquidity in its assessment of the fair value of the Company’s non-voting Class B Common Stock.

b)	Re-sale Restrictions. With few exceptions, the non-voting Class B Common Stock issuable upon exercise of stock options is subject to vesting, such that 25% of the shares underlying the options do not vest until after the first anniversary of the vesting commencement date, and ratably thereafter during each month of the remaining three years. In addition to the vesting limitations, all of the options required the optionholder to submit to certain re-sale restrictions and “lock up” agreements in the event of an initial public offering. Given these restrictions, the stock was not freely saleable.

c)	Minority Stock Position. The Board noted that the stock options were exercisable for the Company’s non-voting Class B Common Stock only, thus putting the recipients of the equity awards in a minority stock position. Such a position could have a depressing effect upon the fair value of the non-voting Class B Common Stock.

d)	Business Risks. During the Review Period, the Board assessed the Company’s future business risks, including market acceptance of the Company’s products, development of new technologies and the status of competition in its markets, and determined that there were numerous risks to the Company’s future success.

e)	Independence of Clawson. The Board felt confident in the Clawson valuations because: (i) Clawson is an independent valuation expert; (ii) Clawson considered and/or used multiple accepted valuation methods; and (iii) Clawson sufficiently documented its assumptions and methods in the Reports, and the Board judged that those assumptions and methods were a reasonable basis for such assessments.

f)	Comparative Transactions Involving the Issuance of the Company’s Capital Stock. The Board considered the results of the two issuances of its voting Class C Common Stock to Carilion in the third and fourth quarters of 2005 when determining fair value. However, the Carilion transactions entailed substantial control premiums and marketability advantages that result in a premium price for the voting Class C Common Stock. In addition, the Board considered the results of the Luna Technologies acquisition transaction, but did not rely on that transaction valuation as a market proxy since the exchange involved shares of two privately-held companies for which there was not a public market; the valuation of the Luna Technologies transaction used by the Company to account for the transaction was ultimately based on a valuation report prepared by Clawson.

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April 10, 2006

g)	Likelihood of Liquidity Event. In connection with the stock option grants, the Board evaluated the likelihood of achieving a liquidity event for the shares of non-voting Class B Common Stock underlying these stock options, such as an initial public offering or sale of the Company. This evaluation included consideration of general market conditions and the market for technology companies in particular. Prior to mid-August 2005, the Board did not consider such a liquidity event to be imminent. However, it has since reevaluated such probability and the premium therewith for the options granted during the Review Period in light of the Company’s proposed initial public offering.

h)	Absence of Third Party Stock Transactions. The Company is not aware of any sales by stockholders of the Company of any shares of non-voting Class B Common Stock in recent years. Accordingly, the Board also was unable to assess the fair value of the non-voting Class B Common Stock in comparison to pricing information from transactions in which capital stock of the Company was transferred by third parties.

In light of these factors, the Board believed that Clawson’s valuations were reasonable and provided an accurate determination of fair value for the Company’s non-voting Class B Common Stock. The Company reassessed the fair value of the Company’s Class B Common Stock for stock option grants made between January 1, 2005 and June 30, 2005 as $0.33, consistent with the January Report. For stock option grants made between June 30, 2005 and September 30, 2005, the Company assessed the fair value of the Company’s Class B Common Stock as $0.46, consistent with the June Report.

The table below lists the equity award grant date, the number of shares subject to the equity awards granted on such date, the Board-determined per share value of the non-voting Class B Common Stock on the date of grant, the reassessed fair value of the Company’s non-voting Class B Common Stock and the consequent stock-based compensation expense. Except as noted, all equity awards made during the Review Period were stock option awards.

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April 10, 2006

Grant Date	Number of Shares Granted	Per Share Value of Stock as Determined by the Board on the Grant Date	Reassessed Estimated Fair Value for Financial Accounting Purposes	Increase in Revised Stock-Based Compensation
01/1/05	549,620	$0.20	$0.33	$71,450
03/21/05	2,000	$0.20	$0.33	$260
04/18/05	5,000	$0.20	$0.33	$650
05/20/05	1,854,754	$0.20	$0.33	$241,120
05/20/05	200,000	$0.22[1]	$0.33	$22,000
06/01/05	5,000	$0.20	$0.33	$650
06/03/05	40,000	$0.20	$0.33	$5,200
07/01/05	100,000	$0.20	$0.46	$26,000
07/21/05	20,000	$0.20	$0.46	$5,200
08/01/05	191,500	$0.20	$0.46	$49,790
11/11/05	1,587,500	$1.00	$1.00	$-0-
02/8/06	1,537,250	$1.00	$1.00	$-0-
02/8/06	101,773[2]	$1.00	$1.00	$-0-

[1]	This grant was made to Dr. Kent Murphy, who holds a greater than 10% equity interest in the Company. As a result, options granted to Dr. Murphy must have a strike price of at least 110% of fair market value to receive tax treatment as an incentive stock option under the Internal Revenue Code.
[2]	Represents warrants issued.

The Board set the above exercise prices based on its good faith determination of the fair value of the non-voting Class B Common Stock. In determining fair value, the Board relied in part on the valuations performed by Clawson, which were proximate to the date of each grant. The valuations were performed within a reasonable time of the most significant events occurring during the Review Period that would call into question the valuation, such as the Carilion transactions and the Luna Technologies acquisition.

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To the extent the Company issues future grants that are significant and substantial changes in the Company occur, the Board plans to engage an independent valuation specialist until such time as a sufficient public market for the Company’s stock is available.

Conclusion

Based on the factors described above, the Company believes that the estimated fair value of the Company’s non-voting Class B Common Stock, as determined in hindsight for the purposes of financial accounting of stock option and stock award grants, increased from $0.33 per share at the beginning of fiscal 2005 to $1.00 per share at February 2006. This increase in the estimated fair value of the Company’s non-voting Class B Common Stock cannot be attributed to any single event. Instead, the increase reflects a number of factors including the increasing strength of the Company’s financial results, the increasing likelihood of an initial public offering, the acquisition of new capabilities from Luna Technologies, the infusion of capital from Carilion and the Company’s ability to successfully overcome challenges it faced during the Review Period.

Securities and Exchange Commission

April 10, 2006

Incentive Stock Option Plan, page F-18

56.	As required by paragraph 47(a) of SFAS 123, please distinguish between the options that were forfeited and those that were expired, as opposed to simply disclosing the ones that were “cancelled”. In addition, please tell us why so many options were “cancelled” during 2003. To the extent these cancellations related to the termination of the 1999 Plan, please clarify for us:

a.	why it was terminated and how the termination was within the its terms;

b.	the terms of the option exchange program, including the deadline for exchanging the options and the consequences of not exchanging them;

c.	whether the plan included provisions that its termination could not impair the rights of any plan participant, as your disclosures on page 70 and 71 appear to indicate that these provisions exist in the 2003 Stock Plan and the 2006 Equity Incentive Plan;

d.	if participant rights could not be impaired, how were participant rights not impaired, considering, for example, that the $0.20 exercise price of the options being offered appears to be higher than the $0.09 weighted average exercise price of the options cancelled during 2003;

e.	why more options were not exchanged, versus being cancelled; and,

f.	whether the holders of the cancelled options were otherwise compensated.

RESPONSE TO COMMENT 56:

The Company has revised its disclosure at pages F-19, F-20 and F-21 of Amendment No. 2 to distinguish options that were forfeited, expired and cancelled.

The Company advises the Staff that the reason that the Board terminated the 1999 Stock Option Plan was to create two classes of stock (voting and non-voting) for the purpose of providing a more attractive capital structure to potential investors. Specifically, the Board wanted voting Class A Common Stock to be held only by the founding stockholders and potential outside investors.

Additionally, prior to the stock split effected in 2003, the options outstanding under the 1999 Stock Option Plan had exercise prices of approximately $5.00 per share. In August 2003, the Company offered option holders the right to tender their options to purchase shares of Class

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April 10, 2006

A common stock for options to purchase shares of Class B Common Stock. The Board determined the exercise price of the replacement options to be $0.20 per share, which was the Board’s estimate of the fair value of the underlying shares at that time. Given the strike prices on the outstanding option grants under the 1999 Stock Option Plan, most of the option holders elected to exchange their options. However, certain founding stockholders of the Company chose to not exchange the options and permitted their options to be cancelled without any further compensation. A total of approximately 367,000 options were exchanged and 496,000 options held by founding stockholders were cancelled.

The Company further advises the Staff that the table of outstanding options on page F-21 of Amendment No. 2 gives effect to a 58-for-1 stock split of the Class A Common Stock which occurred in September 2003. This stock split distorts the actual number of options outstanding at the end of 2002 and on the date of the option exchange.

The Company further advises the Staff that the 1999 Stock Option Plan contained a termination provision that enabled the Board, at any time, to suspend or terminate the Plan or amend it from time to time in such respects as the Board deemed advisable in order that the options granted thereunder may conform to any changes in the law or in any other respect which the Board deemed to be in the best interests of the Company.

10. Commitments and Contingencies, page F-19

Governor’s Opportunity Fund, page F-21

57.	Please tell us why you did not appear to include any amounts related to the grant from the city of Danville in your contractual obligations table on page 40 and how that is consistent with Item 303(a)(5) of Regulation S-K. In addition, please tell us how you have accounted for the $450,000 that was to be used to offset certain capital expenditures for leasehold improvements and why your accounting is appropriate. In this regard, it appears that the $450,000 may be included in deterred revenue at September 30, 2004, but it is unclear whether it reduced the cost of the leasehold improvements reflected on your balance sheet.

RESPONSE TO COMMENT 57:

The Company has revised its disclosure to include the amounts related to the grant from the City of Danville (the “Grant”) in the contractual obligations table presented on page 45 of Amendment No. 2.

The Company supplementally advises the Staff that it has deferred recognition of the entire amount of the Grant, as a liability titled “Deferred Revenue and other credits” as of December 31, 2005. Of this amount, the $450,000 related to leasehold improvements has not been recorded as an offset to our leasehold improvements as we have not yet satisfied the terms of the grant.

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April 10, 2006

12. Transfers of Intellectual Property, page F-21

Luna i-Monitoring, page F-21

58.	As part of the consideration received from IHS appears to have related to the sale of all of the issued and outstanding capital stock of Luna i-Monitoring, please clarify for us how the whole transaction constituted a revenue arrangement with multiple deliverables within the scope of EITF 00-21. In so doing, please consider paragraph 4 and tell us the extent to which you believe higher-level literature provides guidance on separating the deliverables and the allocation of the consideration to the deliverables.

RESPONSE TO COMMENT 58:

The Company advises the Staff that it has revised its disclosure in note 12 at page F-23 of Amendment No. 2 to remove the reference to EITF 00-21. As noted in our disclosure on such page, Luna i-Monitoring was formed in 2002 to hold the rights to certain intellectual property and had no other substantive assets or operations. As such, the Company viewed the transaction with IHS Energy Group, Inc. (“IHS Energy”) as a sale of intellectual property. Since there were no further obligations to IHS Energy beyond the date of the sale, the Company believed it was appropriate to recognize the payment from IHS Energy at that time.

59.	Based on the disclosures, it appears that you sold IHS all of the issued and outstanding shares of Luna i-Monitoring and the shareholders are entitled to receive additional consideration upon achievement of certain performance conditions. As you would no longer appear to be a shareholder, please explain to us the relevance of the disclosure that, as of September 30, 2005, you had not received any additional payments. Otherwise, please clarify your disclosures.

RESPONSE TO COMMENT 59:

The Company advises the Staff that, given the fact that no additional consideration was received by the Company from the Luna i-Monitoring transaction, the Company has removed all such disclosure from note 12 of Amendment No. 2.

14. Carilion transaction, page F-23

60.	Regarding the convertible promissory notes, please disclose as of when they could be converted into the Class C common stock and at what conversion ratio. In addition, please tell us how you determined whether the conversion feature should be accounted for separately, pursuant to SFAS 133 and EITF 00-19.

If the conversion feature should not be accounted for separately, please provide us your analysis, consistent with EITF 98-5 and EITF 00-27, of whether the convertible

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April 10, 2006

promissory notes included a beneficial conversion feature. In so doing, please provide us an analysis supporting your estimate of the fair value of your common stock that you used in the above beneficial conversion analysis.

RESPONSE TO COMMENT 60:

The Company has revised its disclosure in Note 14 at page F-24 of Amendment No. 2 in accordance with the Staff’s comment to disclose when the convertible promissory notes can be converted into Class C Common Stock and at what conversion ratio.

The Company also supplementally advises the Staff that the fair value of the Class C common stock of $2.65 was equal to the conversion price of the debt instruments on the date of issuance. The conversion price is a fixed dollar amount that is not subject to adjustment for any events which would trigger conversion: maturity, a qualified financing, or a qualified change in control. As such, there is no beneficial conversion associated with the convertible promissory notes.

61.	As Carilion and certain other shareholders can require you to register their shares of common stock for resale, please provide us an analysis, based on the specific provision, of EITF 00-19, why you do not believe that the shares should be classified as a liability. In so doing, please elaborate on how you considered the fact that, according to your disclosure, there is no liquidated damages provision in the event the shares are not registered. In addition, please address whether settlement of the requirement in unregistered shares would be a valid alternative that is within the Company’s control and whether that impacts the analysis.

RESPONSE TO COMMENT 61:

The Company advises the Staff that the Amended and Restated Investor Rights Agreement entered into with Carilion Health System and certain other stockholders contain certain registration rights if certain conditions are met, including the Company completing an initial public offering of its common stock. The agreement does not provide liquidated damages to these entities in the event such shares are not registered. The Company also advises the Staff that the debt is convertible into unregistered shares of the Company’s Class C Common Stock, at the option of the debt holder, in the event of a failed registration statement.

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April 10, 2006

Luna Technologies. Inc. financial statements . . . , page F-24

62.	These financial statements appear to already reflect some of the effects of your acquisition of Luna Technologies on September 30, 2005. Please tell us why this is appropriate, as opposed to providing the historical financial statements of Luna Technologies as of the recent interim date prior to your acquisition of them.

a.	If this is appropriate, please tell us how the financial statements reflect your acquisition of them, including the following:

•	the offsetting effect of revaluing the intangible assets and assigning a value to the licensed patents, that was disclosed on page F-32;

•	the severance payment in the event of a change of control disclosed on page F-37; and,

•	the payment to a consultant of up to 5.0% of the value of the sale disclosed on page F-38.

b.	If this was not appropriate, please provide revised financial statements for Luna Technologies.

RESPONSE TO COMMENT 62:

The Company has revised the Luna Technologies financial statements to present them as of the point in time immediately preceding the close of the acquisition transaction, which occurred on September 30, 2005.

Report of independent registered public accounting firm, page F-24

63.	Please delete this heading for this audit report, as an “independent registered public accounting firm” is typically one that is registered with the PCAOB.

RESPONSE TO COMMENT 63:

The Company respectfully submits to the Staff that as of the date of this response as well as the date of the Registration Statement, Brown, Edwards & Company, L.L.P., is and has been duly registered with the Public Company Accounting Oversight Board and therefore may validly include “independent registered public accounting firm” in the heading to the audit report. The Company notes that Brown, Edwards & Company, L.L.P. has revised its audit report presented on page F-26 of Amendment No. 2 to conform to the presentation required by Auditing Standard No.

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1, References in Auditors’ Reports to the Standards of the Public Company Accounting Oversight Board.

64.	If the report already includes the city and state where it was issued, please ensure that you have included the city and state in your filing, as required by Rule 2-02(a)(3) of Regulation S-X. Otherwise, please have the auditor revise it to include the city and state.

RESPONSE TO COMMENT 64:

The Company has revised the disclosure at page F-26 of Amendment No. 2 in accordance with the Staff’s comment.

Notes to financial statements, page F-29

2. Summary of Significant Accounting Policies, page F-29

Basis of Presentation, page F-29

65.	Please also disclose the basis of presentation of the annual financial statements.

RESPONSE TO COMMENT 65:

The Company has revised the disclosure at page F-31 of Amendment No. 2 in accordance with the Staff’s comment.

Stock-Based Compensation, page F-31

66.	Please clarify for us how applying the fair value method under SFAS 123 had no impact on the reported net loss of Luna Technologies.

RESPONSE TO COMMENT 66:

The Company has revised the disclosure at page F-33 of Amendment No. 2 in accordance with the Staff’s comment to reflect the immaterial nature of the impact on the reported net loss. Due to the relatively low valuation of the Luna Technologies stock, as well as the lack of a liquid market to trade in such stock, the valuation of the fair value of the options outstanding for share of Luna Technologies stock resulted in an immaterial impact on the Luna Technologies financial statements as taken as a whole. As such, the Company did not report the total amount as it was immaterial and therefore could be omitted pursuant to Regulation S-X, Rule 4-02.

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April 10, 2006

Exhibits

67.	Please file your remaining exhibits as soon as possible. We will need sufficient time to review them once they have been filed.

RESPONSE TO COMMENT 67:

The Company acknowledges that the Staff will need time to review all exhibits once they are filed and that any comments of the Staff must be resolved prior to effectiveness. The Company also calls the Staff’s attention to the fact that on March 6, 2006 the Company submitted a request for confidential treatment of certain information contained in Exhibits 10.22, 10.23, 10.24, 10.25 and 10.26. To the extent that the Staff has any comments with respect to the confidential treatment request, the Company would appreciate receiving them at the Staff’s earliest convenience.

*   *   *

Securities and Exchange Commission

April 10, 2006

Please direct your questions or comments to the undersigned at (703) 734-3105 or to Trevor J. Chaplick at (703) 734-3106. In addition, we would request that you provide a facsimile of any additional comments you may have to the attention of Mr. Chaplick and the undersigned at (703) 734-3199. Thank you for your assistance.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI
Professional Corporation

/s/ Mark R. Fitzgerald

Mark R. Fitzgerald

cc:	Kent A. Murphy, Ph.D.
Aaron S. Hullman, Esq.
Luna Innovations Incorporated

Trevor J. Chaplick, Esq.
Wilson Sonsini Goodrich & Rosati, Professional Corporation

Marjorie Sybul Adams, Esq.
Daniel I. Goldberg, Esq.
DLA Piper Rudnick Gray Cary US LLP